SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of Variable Interest Entities (Details)			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 03, 2022 USD ($)	Oct. 04, 2021 USD ($) investor	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 provider
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			$ 304,301,937				$ 304,301,937		$ 59,094,847	$ 1,840,218
Liabilities			138,212,190				138,212,190		30,945,150	1,073,325
Option agreement, number of providers | provider											2
Interest expense			2,679,237		$ 0		3,620,695	$ 0	41,324	0
Number of unaffiliated investors | investor		3
Regional Investment Services Inc
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration	$ 60,000
Variable Interest Entity, Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			62,831,856				62,831,856		30,073,972	400
Liabilities			56,775,736				56,775,736		27,116,762	0
Contribution amount		$ 100
Variable Interest Entity, Primary Beneficiary | LMX
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		70.00%
Variable Interest Entity, Primary Beneficiary | Longevity Market Advisors LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	80.00%
Variable Interest Entity, Not Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			824,375				824,375		987,964	596,567
Liabilities			191,632				191,632		358,586	2,218
Variable Interest Entity, Not Primary Beneficiary | Expense Support Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest expense			$ 0		40,800		$ 29,721	283,047	$ 347,013	$ 120,000
Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest expense				$ 5,863	$ 2,954	$ 11,725		$ 2,954
Subsidiaries | Longevity Market Advisors LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%